Schedule of operating expenses (Details) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		€ (247,230)		€ (144,062)
Employee benefit other than share-based compensation income		19,500
Employee benefit other than share-based compensation expense			€ 5,000
Cost of services and change in inventory [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(102,476)		(2,940)
Consulting and other purchased services [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost	[1]	(87,171)		(76,213)
Employee eenefit expense other than share based compensation [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost	[1]	(23,089)		(35,955)
Share based compensation expense [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		5,480		(3,653)
Depreciation and amortization and impairment [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(14,440)		(6,101)
Building and energy costs [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(7,050)		(5,286)
Supply, office and IT costs [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(6,134)		(3,308)
Raw material sand consumables used [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(5,536)		(5,371)
Advertising costs [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(2,740)		(1,318)
License fees and royalties [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(1,650)		(2,490)
Travel and transportation costs [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(849)		(126)
Warehousing and distribution costs [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		(686)		(745)
Other expenses [member]
IfrsStatementLineItems [Line Items]
Expenses by nature of cost		€ (889)		€ (554)

[1]	In the six months ended June 30, 2022, the position “employee benefit other than share-bases compensations” includes an income of €19.5 million, which resulted from release of the employer contribution provision which was accounted for as of December 31, 2021 for the payable at the exercise of the IFRS 2 programs (for the six months ended June 30, 2021: expense €5.0 million). This provision was calculated using the share price of Valneva as of the balance sheet date.